Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographic region
Goodwill	€ 15,791,181	€ 14,361,577
Intangible assets other than goodwill	1,518,677	1,459,393
Goodwill
Disclosure of geographic region
Goodwill	15,791,181	14,361,577
Intangible assets
Disclosure of geographic region
Intangible assets other than goodwill	1,518,677	1,459,393
Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	1,061	1,091
Trade names
Disclosure of geographic region
Intangible assets other than goodwill	252,641	224,851
Emission certificates
Disclosure of geographic region
Intangible assets other than goodwill	21,759	661
North America | Goodwill
Disclosure of geographic region
Goodwill	13,607,465	12,223,884
North America | Trade names
Disclosure of geographic region
Intangible assets other than goodwill	252,641	224,851
EMEA | Goodwill
Disclosure of geographic region
Goodwill	1,414,332	1,376,542
EMEA | Emission certificates
Disclosure of geographic region
Intangible assets other than goodwill	21,759	661
Asia Pacific | Goodwill
Disclosure of geographic region
Goodwill	764,009	756,335
Asia Pacific | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	1,061	1,091
Latin America | Goodwill
Disclosure of geographic region
Goodwill	€ 5,375	€ 4,816